Commitments and contingencies - Legal Proceedings - Additional Information (Details) $ in Millions	1 Months Ended			12 Months Ended
	Feb. 11, 2020 USD ($)	Jul. 30, 2019 Defendant Plaintiff	Jun. 30, 2017 USD ($)	Dec. 31, 2020 USD ($) units claims
Hazard Insurance Commision Related Litigation
Legal Matters And Contingencies
Loss Contingency Damages Sought Value				$ 400.0
Banco Popular de Puerto Rico | Lilliam Gonzalez Camacho v BPPR
Legal Matters And Contingencies
Loss Contingency Damages Sought Value				$ 400.0
Loss Contingency Number Of Defendants | units				20
Banco Popular de Puerto Rico | Betteroads Asphalt and Betterecycling Corporation
Legal Matters And Contingencies
Loss Contingency Damages Sought Value	$ 80.0		$ 900.0
PB | Aileen Betances, et al. v. Popular Bank, et al
Legal Matters And Contingencies
Number of plaintiffs | Plaintiff		5
Loss Contingency Number Of Defendants | Defendant		5
PB | Damian Reyes, et al. v. Popular Bank, et al
Legal Matters And Contingencies
Number of plaintiffs | Plaintiff		3
Loss Contingency Number Of Defendants | Defendant		6
Aggregate Arbitrations with Claimed Damages | Popular Securities
Legal Matters And Contingencies
Loss Contingency Pending Claims Number | claims				137
Loss Contingency Damages Sought Value				$ 141.0
One arbitration with Claimed damages | Popular Securities
Legal Matters And Contingencies
Loss Contingency Pending Claims Number | claims				1
Loss Contingency Damages Sought Value				$ 30.0
Minimum
Legal Matters And Contingencies
Loss Contingency Range Of Possible Loss Portion Not Accrued				0.0
Minimum | PB | PB Employment Related Litigation
Legal Matters And Contingencies
Loss Contingency Damages Sought Value				100.0
Maximum
Legal Matters And Contingencies
Loss Contingency Range Of Possible Loss Portion Not Accrued				$ 33.9